Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 40.7%
		Basic Materials: 0.7%
350,000		Albemarle Corp., 4.650%, 06/01/2027	$344,770	0.1
495,000		Ecolab, Inc., 2.700%, 11/01/2026	477,381	0.1
300,000		Freeport-McMoRan, Inc., 3.875%, 03/15/2023	299,268	0.1
600,000		Freeport-McMoRan, Inc., 4.550%, 11/14/2024	598,116	0.1
227,000		Nucor Corp., 2.000%, 06/01/2025	213,840	0.1
1,007,000		Nutrien Ltd., 3.150%, 10/01/2022	1,007,669	0.2
			2,941,044	0.7

		Communications: 1.6%
230,000		Alibaba Group Holding Ltd., 2.800%, 06/06/2023	228,461	0.1
160,000		AMC Networks, Inc., 5.000%, 04/01/2024	155,277	0.0
351,000		AT&T, Inc., 1.700%, 03/25/2026	321,288	0.1
501,000		Bell Telephone Co. of Canada or Bell Canada/The, 0.750%, 03/17/2024	477,434	0.1
759,000		British Telecommunications PLC, 4.500%, 12/04/2023	762,907	0.2
600,000		DISH DBS Corp., 5.875%, 11/15/2024	507,552	0.1
400,000		Fox Corp., 3.050%, 04/07/2025	387,696	0.1
626,000		Fox Corp., 4.030%, 01/25/2024	626,573	0.1
75,000		Motorola Solutions, Inc., 4.000%, 09/01/2024	74,727	0.0
671,000	(1)	NTT Finance Corp., 0.583%, 03/01/2024	638,394	0.2
600,000		T-Mobile USA, Inc., 2.625%, 04/15/2026	545,622	0.1
413,000		T-Mobile USA, Inc., 3.500%, 04/15/2025	404,457	0.1
300,000	(1)	Univision Communications, Inc., 5.125%, 02/15/2025	282,900	0.1
416,000		Verizon Communications, Inc., 0.850%, 11/20/2025	377,377	0.1
424,000		Verizon Communications, Inc., 3.500%, 11/01/2024	422,927	0.1
453,000		Walt Disney Co/The, 4.000%, 10/01/2023	458,229	0.1
			6,671,821	1.6

		Consumer, Cyclical: 5.4%
325,000	(1)	7-Eleven, Inc., 0.950%, 02/10/2026	287,281	0.1
604,127		American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 03/22/2029	536,384	0.1
47,239		American Airlines 2016-1 Class A Pass Through Trust, 4.100%, 07/15/2029	41,113	0.0
1,067,971		American Airlines 2016-3 Class A Pass Through Trust, 3.250%, 04/15/2030	895,128	0.2
544,000		American Axle & Manufacturing, Inc., 6.250%, 03/15/2026	499,872	0.1
160,000		American Honda Finance Corp., 1.300%, 09/09/2026	144,569	0.0
450,000	(1)	Avient Corp., 5.750%, 05/15/2025	432,063	0.1
252,000	(1)	BMW US Capital LLC, 0.800%, 04/01/2024	240,289	0.1
615,000	(1)	BMW US Capital LLC, 3.250%, 04/01/2025	608,082	0.2
595,000	(1)	BMW US Capital LLC, 3.900%, 04/09/2025	593,870	0.1
450,000	(1)	Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.500%, 05/01/2025	437,607	0.1
414,341		Continental Airlines 2012-2 Class A Pass Through Trust, 4.000%, 04/29/2026	398,575	0.1
870,000	(1)	Daimler Trucks Finance North America LLC, 3.500%, 04/07/2025	853,033	0.2
400,000	(1)	Dana Financing Luxembourg Sarl, 5.750%, 04/15/2025	382,626	0.1
338,084		Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/2025	330,562	0.1
160,000		Delta Air Lines 2019-1 Class A Pass Through Trust, 3.404%, 10/25/2025	154,061	0.0
121,254		Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	106,325	0.0
624,000	(1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.500%, 10/20/2025	606,909	0.2
500,000		Ford Motor Credit Co. LLC, 4.389%, 01/08/2026	461,828	0.1

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
400,000		Ford Motor Credit Co. LLC, 5.584%, 03/18/2024	$398,752	0.1
861,000		General Motors Financial Co., Inc., 1.700%, 08/18/2023	839,965	0.2
478,000	(2)	General Motors Financial Co., Inc., 2.350%, 02/26/2027	421,418	0.1
370,000		General Motors Financial Co., Inc., 3.800%, 04/07/2025	361,196	0.1
439,000		General Motors Financial Co., Inc., 5.250%, 03/01/2026	440,224	0.1
543,000	(1)	Harley-Davidson Financial Services, Inc., 3.050%, 02/14/2027	492,251	0.1
900,000	(1)	Hilton Domestic Operating Co., Inc., 5.375%, 05/01/2025	884,250	0.2
644,000	(2)	Honda Motor Co. Ltd., 2.534%, 03/10/2027	603,013	0.1
505,000	(1)	Hyundai Capital America, 1.300%, 01/08/2026	448,797	0.1
900,000	(1)	International Game Technology PLC, 4.125%, 04/15/2026	816,341	0.2
300,000		KB Home, 7.625%, 05/15/2023	304,034	0.1
800,000		Lennar Corp., 4.500%, 04/30/2024	798,718	0.2
227,000		Lowe's Cos, Inc., 3.350%, 04/01/2027	218,633	0.1
677,000	(1)	Magallanes, Inc., 3.755%, 03/15/2027	635,599	0.2
900,000	(1)	Mattel, Inc., 3.375%, 04/01/2026	827,217	0.2
516,000	(1)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	508,686	0.1
574,000	(1)	Panasonic Holdings Corp., 2.536%, 07/19/2022	573,954	0.1
900,000	(2)	Penske Automotive Group, Inc., 3.500%, 09/01/2025	845,199	0.2
1,002,000		Ross Stores, Inc., 4.600%, 04/15/2025	1,013,787	0.2
250,000	(1)	Six Flags Entertainment Corp., 4.875%, 07/31/2024	238,059	0.1
900,000	(1)	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 03/01/2024	876,626	0.2
519,000		Toyota Motor Corp., 0.681%, 03/25/2024	495,558	0.1
400,000		TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 06/15/2024	389,948	0.1
11,698		United Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	11,491	0.0
449,044		United Airlines 2013-1 Class A Pass Through Trust, 4.300%, 02/15/2027	429,941	0.1
159,473		US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	159,143	0.0
900,000	(1)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 4.250%, 05/30/2023	865,215	0.2
			22,908,192	5.4

		Consumer, Non-cyclical: 3.7%
939,000		AbbVie, Inc., 2.600%, 11/21/2024	909,993	0.2
683,000		Altria Group, Inc., 2.350%, 05/06/2025	645,551	0.2
592,000		AmerisourceBergen Corp., 0.737%, 03/15/2023	580,785	0.1
598,000		BAT International Finance PLC, 1.668%, 03/25/2026	530,167	0.1
466,000		Baxter International, Inc., 1.322%, 11/29/2024	438,011	0.1
363,000		Boston Scientific Corp., 1.900%, 06/01/2025	343,226	0.1
494,000		Bunge Ltd. Finance Corp., 1.630%, 08/17/2025	455,615	0.1
194,000	(1)	Cargill, Inc., 3.500%, 04/22/2025	192,637	0.1
237,000	(1)	Cargill, Inc., 3.625%, 04/22/2027	232,949	0.1
800,000		Cigna Corp., 1.250%, 03/15/2026	722,649	0.2
283,000	(1)	CSL Finance PLC, 3.850%, 04/27/2027	280,563	0.1
566,000	(1)	Element Fleet Management Corp., 3.850%, 06/15/2025	556,550	0.1
1,000,000		Elevance Health, Inc., 2.375%, 01/15/2025	963,918	0.2
829,000		Global Payments, Inc., 1.200%, 03/01/2026	731,682	0.2
900,000		HCA, Inc., 5.875%, 02/15/2026	906,340	0.2
541,000	(1)	Health Care Service Corp. A Mutual Legal Reserve Co., 1.500%, 06/01/2025	500,911	0.1
366,000		Humana, Inc., 0.650%, 08/03/2023	354,291	0.1
483,000		Illumina, Inc., 0.550%, 03/23/2023	472,982	0.1
539,000		Laboratory Corp. of America Holdings, 3.600%, 02/01/2025	531,514	0.1

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
998,000	(1)	Mylan, Inc., 3.125%, 01/15/2023	$992,165	0.2
203,000		Mylan, Inc., 4.200%, 11/29/2023	202,433	0.1
535,000		PerkinElmer, Inc., 0.850%, 09/15/2024	495,587	0.1
200,000	(1)	PRA Health Sciences, Inc., 2.875%, 07/15/2026	178,250	0.0
144,000		RELX Capital, Inc., 3.500%, 03/16/2023	143,844	0.0
906,000		Royalty Pharma PLC, 0.750%, 09/02/2023	872,819	0.2
504,000	(1)	S&P Global, Inc., 2.450%, 03/01/2027	472,132	0.1
1,049,000	(1)	Triton Container International Ltd., 1.150%, 06/07/2024	982,803	0.2
316,000		UnitedHealth Group, Inc., 3.375%, 04/15/2027	311,101	0.1
381,000	(2)	UnitedHealth Group, Inc., 3.700%, 05/15/2027	379,951	0.1
594,000		Viatris, Inc., 1.650%, 06/22/2025	538,328	0.1
			15,919,747	3.7

		Energy: 1.9%
375,000		Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 2.061%, 12/15/2026	344,246	0.1
571,000		Canadian Natural Resources Ltd., 2.050%, 07/15/2025	534,811	0.1
668,000		Enbridge, Inc., 0.550%, 10/04/2023	643,612	0.1
1,266,000		Energy Transfer L.P., 4.250%, 03/15/2023	1,265,699	0.3
900,000		EnLink Midstream Partners L.P., 4.150%, 06/01/2025	839,520	0.2
243,000		Equinor ASA, 2.875%, 04/06/2025	238,810	0.1
430,000		Kinder Morgan, Inc., 1.750%, 11/15/2026	381,821	0.1
252,000		MPLX L.P., 3.500%, 12/01/2022	251,918	0.1
900,000		Occidental Petroleum Corp., 3.500%, 06/15/2025	866,178	0.2
347,000		Ovintiv Exploration, Inc., 5.375%, 01/01/2026	351,253	0.1
497,000		Phillips 66, 3.850%, 04/09/2025	494,389	0.1
209,000		Pioneer Natural Resources Co., 0.550%, 05/15/2023	203,770	0.0
449,000		Pioneer Natural Resources Co., 1.125%, 01/15/2026	401,728	0.1
202,000	(1)	Southern Natural Gas Co. LLC, 0.625%, 04/28/2023	195,985	0.0
300,000		TransCanada PipeLines Ltd., 1.000%, 10/12/2024	280,155	0.1
34,000		Valero Energy Corp., 2.850%, 04/15/2025	32,891	0.0
801,000		Williams Cos, Inc./The, 4.550%, 06/24/2024	808,067	0.2
			8,134,853	1.9

		Financial: 19.4%
427,000		AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.650%, 10/29/2024	394,732	0.1
604,000		Ally Financial, Inc., 3.875%, 05/21/2024	599,103	0.1
329,000		American Express Co., 2.500%, 07/30/2024	320,435	0.1
265,000		American Express Co., 3.375%, 05/03/2024	263,337	0.1
354,000		American Tower Corp., 3.500%, 01/31/2023	353,975	0.1
394,000	(2)	American Tower Corp., 3.650%, 03/15/2027	374,514	0.1
766,000		Ameriprise Financial, Inc., 3.000%, 04/02/2025	748,703	0.2
385,000		Assurant, Inc., 4.200%, 09/27/2023	387,861	0.1
760,000	(1)	Aviation Capital Group LLC, 5.500%, 12/15/2024	753,993	0.2
517,000	(1)	Avolon Holdings Funding Ltd., 4.375%, 05/01/2026	479,605	0.1
1,556,000	(3)	Bank of America Corp., 0.810%, 10/24/2024	1,483,978	0.4
1,266,000	(3)	Bank of America Corp., 0.976%, 04/22/2025	1,191,866	0.3
1,000,000	(3)	Bank of America Corp., 0.981%, 09/25/2025	926,229	0.2
749,000	(3)	Bank of America Corp., 1.530%, 12/06/2025	697,732	0.2
215,000	(3)	Bank of America Corp., 1.658%, 03/11/2027	193,048	0.1
329,000	(3)	Bank of America Corp., 2.015%, 02/13/2026	308,758	0.1
4,386,000	(3)	Bank of America Corp., 3.004%, 12/20/2023	4,372,716	1.0
502,000	(3)	Bank of America Corp., 3.384%, 04/02/2026	487,253	0.1
437,000	(3)	Bank of America Corp., 3.550%, 03/05/2024	435,754	0.1
531,000	(3)	Bank of New York Mellon Corp./The, 3.430%, 06/13/2025	527,104	0.1
419,000		Bank of Nova Scotia/The, 0.550%, 09/15/2023	405,324	0.1
539,000		Bank of Nova Scotia/The, 0.700%, 04/15/2024	511,504	0.1
534,000		Bank of Nova Scotia/The, 1.450%, 01/10/2025	505,905	0.1

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
735,000		Bank of Nova Scotia/The, 3.450%, 04/11/2025	$726,284	0.2
595,000	(1)	BPCE SA, 5.700%, 10/22/2023	604,110	0.1
1,010,000		Brookfield Finance, Inc., 4.000%, 04/01/2024	1,010,590	0.2
604,000		Canadian Imperial Bank of Commerce, 0.950%, 06/23/2023	586,849	0.1
342,000	(3)	Canadian Imperial Bank of Commerce, 2.606%, 07/22/2023	341,841	0.1
437,000		Canadian Imperial Bank of Commerce, 3.300%, 04/07/2025	429,147	0.1
430,000	(3)	Capital One Financial Corp., 1.878%, 11/02/2027	377,493	0.1
539,000	(3)	Capital One Financial Corp., 4.166%, 05/09/2025	531,460	0.1
366,000	(3)	Citigroup, Inc., 1.678%, 05/15/2024	358,799	0.1
71,000	(3)	Citigroup, Inc., 3.106%, 04/08/2026	68,245	0.0
615,000	(1)	CNO Global Funding, 1.650%, 01/06/2025	580,659	0.1
550,000	(1),(3)	Cooperatieve Rabobank UA, 1.339%, 06/24/2026	502,229	0.1
457,000	(1)	Corebridge Financial, Inc., 3.650%, 04/05/2027	430,002	0.1
500,000	(1),(3)	Credit Agricole SA/London, 1.907%, 06/16/2026	460,515	0.1
121,000		Credit Suisse AG/New York NY, 2.950%, 04/09/2025	115,969	0.0
1,500,000		Credit Suisse AG/New York NY, 3.625%, 09/09/2024	1,474,463	0.4
250,000		Credit Suisse AG/New York NY, 3.700%, 02/21/2025	244,409	0.1
338,000	(1),(3)	Danske Bank A/S, 3.773%, 03/28/2025	332,646	0.1
311,000	(1),(3)	Danske Bank A/S, 4.298%, 04/01/2028	295,223	0.1
801,000	(3)	Deutsche Bank AG/New York NY, 2.222%, 09/18/2024	772,748	0.2
853,000		Discover Financial Services, 3.950%, 11/06/2024	841,278	0.2
561,000	(1),(3)	DNB Bank ASA, 2.968%, 03/28/2025	549,335	0.1
469,000		Equinix, Inc., 1.250%, 07/15/2025	426,558	0.1
859,000		Federal Realty OP L.P., 3.950%, 01/15/2024	857,711	0.2
1,430,000	(1)	Federation des Caisses Desjardins du Quebec, 2.050%, 02/10/2025	1,351,442	0.3
432,000	(1)	Five Corners Funding Trust, 4.419%, 11/15/2023	434,700	0.1
600,000	(1)	GA Global Funding Trust, 3.850%, 04/11/2025	588,109	0.1
257,000	(3)	Goldman Sachs Group, Inc./The, 0.925%, 10/21/2024	245,929	0.1
319,000	(3)	Goldman Sachs Group, Inc./The, 2.640%, 02/24/2028	289,751	0.1
292,000		Hanover Insurance Group, Inc./The, 4.500%, 04/15/2026	291,408	0.1
300,000	(1)	HAT Holdings I LLC / HAT Holdings II LLC, 3.375%, 06/15/2026	258,778	0.1
620,000	(3)	HSBC Holdings PLC, 0.732%, 08/17/2024	594,749	0.1
824,000	(3)	HSBC Holdings PLC, 1.162%, 11/22/2024	787,237	0.2
1,000,000	(3)	HSBC Holdings PLC, 1.645%, 04/18/2026	917,396	0.2
407,000	(3)	HSBC Holdings PLC, 4.180%, 12/09/2025	400,997	0.1
450,000		Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 4.750%, 09/15/2024	421,277	0.1
535,000	(3)	ING Groep NV, 3.869%, 03/28/2026	524,960	0.1
544,000		Intercontinental Exchange, Inc., 4.000%, 09/15/2027	535,742	0.1
642,000	(1)	Jackson Financial, Inc., 1.125%, 11/22/2023	617,335	0.1
1,340,000	(3)	JPMorgan Chase & Co., 0.824%, 06/01/2025	1,253,473	0.3
1,120,000	(3)	JPMorgan Chase & Co., 0.969%, 06/23/2025	1,047,983	0.3
578,000	(3)	JPMorgan Chase & Co., 1.470%, 09/22/2027	507,348	0.1
1,411,000	(3)	JPMorgan Chase & Co., 1.514%, 06/01/2024	1,376,130	0.3
273,000	(3)	JPMorgan Chase & Co., 1.578%, 04/22/2027	243,396	0.1
119,000	(3)	JPMorgan Chase & Co., 2.083%, 04/22/2026	111,423	0.0
117,000	(3)	JPMorgan Chase & Co., 2.301%, 10/15/2025	111,536	0.0
519,000	(3)	JPMorgan Chase & Co., 2.595%, 02/24/2026	493,896	0.1
1,000,000	(3)	JPMorgan Chase & Co., 3.797%, 07/23/2024	996,839	0.2
531,000	(3)	JPMorgan Chase & Co., 3.845%, 06/14/2025	526,277	0.1
395,000	(3)	JPMorgan Chase & Co., 4.080%, 04/26/2026	390,619	0.1
297,000		KeyBank NA/Cleveland OH, 4.390%, 12/14/2027	296,013	0.1
664,000	(3)	Lloyds Banking Group PLC, 0.695%, 05/11/2024	644,779	0.2

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
491,000	(3)	Lloyds Banking Group PLC, 3.870%, 07/09/2025	$485,376	0.1
1,047,000	(1)	LSEGA Financing PLC, 0.650%, 04/06/2024	988,275	0.2
1,024,000		Marsh & McLennan Cos, Inc., 4.050%, 10/15/2023	1,027,334	0.2
406,000	(3)	Mitsubishi UFJ Financial Group, Inc., 0.848%, 09/15/2024	391,113	0.1
404,000	(3)	Mitsubishi UFJ Financial Group, Inc., 0.962%, 10/11/2025	374,541	0.1
400,000		Mitsubishi UFJ Financial Group, Inc., 1.412%, 07/17/2025	367,819	0.1
455,000	(3)	Mitsubishi UFJ Financial Group, Inc., 2.341%, 01/19/2028	410,472	0.1
400,000	(3)	Mizuho Financial Group, Inc., 0.849%, 09/08/2024	384,756	0.1
1,037,000		Mizuho Financial Group, Inc., 2.154%, (US0003M + 0.630%), 05/25/2024	1,025,966	0.2
200,000	(3)	Mizuho Financial Group, Inc., 2.555%, 09/13/2025	191,762	0.0
1,463,000	(3)	Morgan Stanley, 0.790%, 05/30/2025	1,363,186	0.3
883,000	(3)	Morgan Stanley, 0.791%, 01/22/2025	835,337	0.2
829,000	(3)	Morgan Stanley, 1.164%, 10/21/2025	768,943	0.2
426,000	(3)	Morgan Stanley, 2.475%, 01/21/2028	387,595	0.1
519,000	(3)	Morgan Stanley, 2.630%, 02/18/2026	495,805	0.1
2,000,000		Morgan Stanley, 3.750%, 02/25/2023	2,006,614	0.5
329,000		Morgan Stanley, 4.000%, 07/23/2025	329,198	0.1
374,000		National Australia Bank Ltd./New York, 3.500%, 06/09/2025	371,062	0.1
487,000		National Bank of Canada, 0.750%, 08/06/2024	454,462	0.1
258,000	(1)	Nationwide Building Society, 1.500%, 10/13/2026	230,029	0.1
1,200,000	(3)	NatWest Group PLC, 2.359%, 05/22/2024	1,178,897	0.3
403,000		NatWest Group PLC, 3.875%, 09/12/2023	401,930	0.1
398,000	(3)	NatWest Group PLC, 4.269%, 03/22/2025	394,251	0.1
900,000		Navient Corp., 6.750%, 06/25/2025	813,564	0.2
403,000	(1)	Nordea Bank Abp, 0.625%, 05/24/2024	379,464	0.1
374,000	(1)	Nordea Bank Abp, 3.600%, 06/06/2025	370,627	0.1
869,000	(1)	Nordea Bank Abp, 4.250%, 09/21/2022	870,939	0.2
804,000		Old Republic International Corp., 4.875%, 10/01/2024	817,129	0.2
600,000		OneMain Finance Corp., 6.875%, 03/15/2025	569,862	0.1
198,000	(1)	Pacific Life Global Funding II, 1.200%, 06/24/2025	182,048	0.0
255,000	(1)	Pacific Life Global Funding II, 1.375%, 04/14/2026	229,951	0.1
600,000		Royal Bank of Canada, 1.150%, 06/10/2025	555,888	0.1
275,000	(2)	Royal Bank of Canada, 1.150%, 07/14/2026	245,773	0.1
533,000		Royal Bank of Canada, 1.600%, 01/21/2025	504,962	0.1
210,000		Royal Bank of Canada, 2.937%, (US0003M + 0.660%), 10/05/2023	209,912	0.1
411,000		Royal Bank of Canada, 4.650%, 01/27/2026	415,116	0.1
506,000		Sixth Street Specialty Lending, Inc., 3.875%, 11/01/2024	488,687	0.1
810,000	(1)	Skandinaviska Enskilda Banken AB, 0.650%, 09/09/2024	756,085	0.2
534,000	(1)	Skandinaviska Enskilda Banken AB, 3.700%, 06/09/2025	528,663	0.1
544,000	(1),(3)	Societe Generale SA, 2.226%, 01/21/2026	507,522	0.1
1,000,000	(1),(3)	Standard Chartered PLC, 0.991%, 01/12/2025	945,311	0.2
327,000	(1),(3)	Standard Chartered PLC, 2.608%, 01/12/2028	292,310	0.1
572,000	(1)	Standard Chartered PLC, 3.950%, 01/11/2023	570,719	0.1
950,000	(1)	Starwood Property Trust, Inc., 3.625%, 07/15/2026	806,830	0.2
450,000	(1)	Starwood Property Trust, Inc., 3.750%, 12/31/2024	410,321	0.1
440,000		Sumitomo Mitsui Financial Group, Inc., 2.348%, 01/15/2025	421,308	0.1
750,000		Sumitomo Mitsui Financial Group, Inc., 2.696%, 07/16/2024	730,102	0.2
535,000	(1)	Sumitomo Mitsui Trust Bank Ltd., 0.800%, 09/16/2024	498,510	0.1
499,000	(3)	SVB Financial Group, 4.345%, 04/29/2028	487,034	0.1
533,000	(1)	Svenska Handelsbanken AB, 3.650%, 06/10/2025	528,528	0.1
1,000,000	(1)	Swedbank AB, 0.600%, 09/25/2023	964,659	0.2

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
447,000	(1)	Swedbank AB, 3.356%, 04/04/2025	$439,497	0.1
535,000		Toronto-Dominion Bank/The, 0.700%, 09/10/2024	502,583	0.1
533,000	(2)	Toronto-Dominion Bank/The, 1.450%, 01/10/2025	504,437	0.1
519,000		Toronto-Dominion Bank/The, 3.766%, 06/06/2025	516,770	0.1
515,000	(1)	UBS AG/London, 0.700%, 08/09/2024	482,381	0.1
1,000,000	(1),(3)	UBS Group AG, 1.008%, 07/30/2024	968,855	0.2
451,000	(1),(3)	UBS Group AG, 4.488%, 05/12/2026	449,898	0.1
900,000	(1)	VICI Properties L.P. / VICI Note Co., Inc., 3.500%, 02/15/2025	843,248	0.2
700,000	(1)	VICI Properties L.P. / VICI Note Co., Inc., 4.625%, 06/15/2025	667,068	0.2
200,000	(1)	VICI Properties L.P. / VICI Note Co., Inc., 5.625%, 05/01/2024	197,917	0.1
500,000	(3)	Wells Fargo & Co., 2.406%, 10/30/2025	476,557	0.1
494,000	(3)	Wells Fargo & Co., 3.908%, 04/25/2026	486,464	0.1
			82,403,736	19.4

		Industrial: 2.1%
430,000		Amcor Flexibles North America, Inc., 4.000%, 05/17/2025	425,720	0.1
600,000		Ball Corp., 4.875%, 03/15/2026	591,315	0.1
830,000		Boeing Co/The, 4.875%, 05/01/2025	828,090	0.2
900,000	(1)	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 02/01/2026	763,397	0.2
256,000		General Dynamics Corp., 3.250%, 04/01/2025	254,115	0.1
433,000	(1)	Graphic Packaging International LLC, 0.821%, 04/15/2024	407,627	0.1
665,000		Huntington Ingalls Industries, Inc., 0.670%, 08/16/2023	641,527	0.1
202,000		John Deere Capital Corp., 2.125%, 03/07/2025	195,234	0.0
151,000		John Deere Capital Corp., 2.350%, 03/08/2027	141,576	0.0
302,000	(1)	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/2023	299,371	0.1
424,000		Raytheon Technologies Corp., 3.700%, 12/15/2023	423,206	0.1
700,000		Republic Services, Inc., 2.500%, 08/15/2024	678,332	0.2
300,000	(1)	Sealed Air Corp., 5.500%, 09/15/2025	299,970	0.1
350,000	(1)	SMBC Aviation Capital Finance DAC, 1.900%, 10/15/2026	297,685	0.1
426,000		Sonoco Products Co., 2.250%, 02/01/2027	383,521	0.1
829,000		Teledyne Technologies, Inc., 0.950%, 04/01/2024	784,442	0.2
900,000	(1)	TransDigm, Inc., 8.000%, 12/15/2025	911,876	0.2
450,000	(1)	WESCO Distribution, Inc., 7.125%, 06/15/2025	449,944	0.1
			8,776,948	2.1

		Technology: 2.4%
900,000		CDW LLC / CDW Finance Corp., 5.500%, 12/01/2024	904,860	0.2
332,000		CGI, Inc., 1.450%, 09/14/2026	293,451	0.1
992,000		Fidelity National Information Services, Inc., 0.600%, 03/01/2024	939,543	0.2
941,000		Fiserv, Inc., 2.750%, 07/01/2024	918,833	0.2
954,000		HP, Inc., 2.200%, 06/17/2025	902,903	0.2
308,000		International Business Machines Corp., 6.500%, 01/15/2028	341,712	0.1
505,000	(1)	Kyndryl Holdings, Inc., 2.050%, 10/15/2026	425,474	0.1
900,000		Microchip Technology, Inc., 4.250%, 09/01/2025	877,538	0.2
909,000		NetApp, Inc., 1.875%, 06/22/2025	848,780	0.2
832,000		NXP BV / NXP Funding LLC / NXP USA, Inc., 2.700%, 05/01/2025	791,767	0.2
447,000		Oracle Corp., 1.650%, 03/25/2026	401,162	0.1
282,000		Oracle Corp., 2.500%, 04/01/2025	268,292	0.1
570,000		Oracle Corp., 2.650%, 07/15/2026	526,417	0.1
615,000		Take-Two Interactive Software, Inc., 3.550%, 04/14/2025	605,500	0.1
703,000		VMware, Inc., 1.000%, 08/15/2024	658,336	0.1
395,000		VMware, Inc., 4.500%, 05/15/2025	396,475	0.1
262,000		Workday, Inc., 3.500%, 04/01/2027	250,763	0.1
			10,351,806	2.4

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: 3.5%
467,000	(1)	AEP Texas, Inc., 3.850%, 10/01/2025	$464,122	0.1
360,000		AES Corp./The, 1.375%, 01/15/2026	317,920	0.1
269,000	(1)	AES Corp./The, 3.300%, 07/15/2025	252,793	0.1
497,000		American Electric Power Co., Inc., 0.750%, 11/01/2023	478,253	0.1
507,000		American Electric Power Co., Inc., 2.031%, 03/15/2024	490,796	0.1
258,000	(1)	Aquarion Co., 4.000%, 08/15/2024	255,836	0.1
152,000		Arizona Public Service Co., 3.350%, 06/15/2024	150,249	0.0
282,000		Avangrid, Inc., 3.200%, 04/15/2025	274,490	0.1
363,000		Black Hills Corp., 1.037%, 08/23/2024	339,667	0.1
282,000		Connecticut Light and Power Co/The, 0.750%, 12/01/2025	254,040	0.1
955,000	(1)	Dominion Energy, Inc., 2.450%, 01/15/2023	949,386	0.2
930,000	(1)	East Ohio Gas Co/The, 1.300%, 06/15/2025	855,963	0.2
463,000		Entergy Arkansas LLC, 3.050%, 06/01/2023	461,802	0.1
835,000		Entergy Corp., 0.900%, 09/15/2025	752,514	0.2
640,000		Entergy Louisiana LLC, 0.950%, 10/01/2024	601,504	0.1
145,000		Entergy Louisiana LLC, 3.300%, 12/01/2022	145,166	0.0
160,000		Entergy Louisiana LLC, 4.050%, 09/01/2023	160,836	0.0
303,000		Eversource Energy, 2.900%, 03/01/2027	284,716	0.1
478,000		Interstate Power and Light Co., 3.250%, 12/01/2024	472,510	0.1
317,000		IPALCO Enterprises, Inc., 3.700%, 09/01/2024	313,696	0.1
465,000		National Rural Utilities Cooperative Finance Corp., 1.000%, 10/18/2024	436,880	0.1
376,000		National Rural Utilities Cooperative Finance Corp., 1.875%, 02/07/2025	359,594	0.1
536,000		NextEra Energy Capital Holdings, Inc., 1.875%, 01/15/2027	483,842	0.1
327,000		NextEra Energy Capital Holdings, Inc., 4.625%, 07/15/2027	331,744	0.1
443,000	(1)	Niagara Mohawk Power Corp., 2.721%, 11/28/2022	441,544	0.1
559,000		NiSource, Inc., 0.950%, 08/15/2025	502,911	0.1
883,000		OGE Energy Corp., 0.703%, 05/26/2023	860,755	0.2
750,000		PG&E Wildfire Recovery Funding LLC, 3.594%, 06/01/2032	745,170	0.2
180,000		Public Service Electric and Gas Co., 3.750%, 03/15/2024	180,455	0.0
255,000		Southern Co. Gas Capital Corp., 3.250%, 06/15/2026	245,057	0.0
1,378,000		Southern Co/The, 0.600%, 02/26/2024	1,305,012	0.3
317,000	(1)	Trans-Allegheny Interstate Line Co., 3.850%, 06/01/2025	312,088	0.1
332,000	(1)	Vistra Operations Co. LLC, 5.125%, 05/13/2025	328,926	0.1
150,000		Wisconsin Power and Light Co., 2.250%, 11/15/2022	149,839	0.0
			14,960,076	3.5

	Total Corporate Bonds/Notes
	(Cost $183,279,889)		173,068,223	40.7

COLLATERALIZED MORTGAGE OBLIGATIONS: 6.3%
187,880		Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 6.074%, (US0001M + 4.450%), 01/25/2029	195,881	0.1
275,869		Fannie Mae Connecticut Avenue Securities 2016-C07 2M2, 5.974%, (US0001M + 4.350%), 05/25/2029	285,484	0.1
387,027		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 4.624%, (US0001M + 3.000%), 10/25/2029	390,790	0.1
341,006		Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 4.024%, (US0001M + 2.400%), 05/25/2030	341,737	0.1
1,133,750		Fannie Mae Connecticut Avenue Securities 2018-C03 1M2, 3.774%, (US0001M + 2.150%), 10/25/2030	1,139,645	0.3
197,898		Fannie Mae Connecticut Avenue Securities 2018-C06 2M2, 3.724%, (US0001M + 2.100%), 03/25/2031	194,112	0.1
181,324	(1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R06 2M2, 3.724%, (US0001M + 2.100%), 09/25/2039	180,686	0.0

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
83,210		Fannie Mae Interest Strip Series 404 8, 3.000%, 05/25/2040	$79,976	0.0
6,314		Fannie Mae REMIC Trust 2010-137 XP, 4.500%, 10/25/2040	6,374	0.0
65,321		Fannie Mae REMIC Trust 2010-54 LC, 3.000%, 04/25/2040	63,685	0.0
451,240		Fannie Mae REMICS 2013-114 NA, 3.000%, 08/25/2032	447,692	0.1
1,092,564		Freddie Mac 3049 XF, 1.674%, (US0001M + 0.350%), 05/15/2033	1,088,264	0.3
154,137		Freddie Mac REMIC Trust 2103 TE, 6.000%, 12/15/2028	163,597	0.0
507,703		Freddie Mac REMICS 3255 FA, 1.604%, (US0001M + 0.280%), 12/15/2036	503,034	0.1
29,116		Freddie Mac REMICS 3747 FA, 1.824%, (US0001M + 0.500%), 10/15/2040	29,128	0.0
1,418,453	(1)	Freddie Mac STACR 2019-HQA3 M2, 3.474%, (US0001M + 1.850%), 09/25/2049	1,396,678	0.3
12,681	(1)	Freddie Mac STACR REMIC Trust 2020-HQA3 M2, 5.224%, (US0001M + 3.600%), 07/25/2050	12,675	0.0
1,400,000	(1)	Freddie Mac STACR REMIC Trust 2021-HQA1 M2, 3.176%, (SOFR30A + 2.250%), 08/25/2033	1,300,271	0.3
280,287	(1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA5 M2, 3.526%, (SOFR30A + 2.600%), 11/25/2050	278,746	0.1
4,356,377		Ginnie Mae 2015-H32 FH, 1.463%, (US0001M + 0.660%), 12/20/2065	4,331,425	1.0
468,331		Ginnie Mae Series 2010-H03 FA, 1.573%, (US0001M + 0.550%), 03/20/2060	465,695	0.1
37,426		Ginnie Mae Series 2010-H10 FC, 2.023%, (US0001M + 1.000%), 05/20/2060	37,469	0.0
2,173,000		Ginnie Mae Series 2010-H11 FA, 2.023%, (US0001M + 1.000%), 06/20/2060	2,176,732	0.5
87,743		Ginnie Mae Series 2011-H03 FA, 1.303%, (US0001M + 0.500%), 01/20/2061	87,115	0.0
82,673		Ginnie Mae Series 2011-H05 FA, 1.303%, (US0001M + 0.500%), 12/20/2060	82,096	0.0
118,507		Ginnie Mae Series 2011-H05 FB, 1.303%, (US0001M + 0.500%), 12/20/2060	117,598	0.0
593,110		Ginnie Mae Series 2011-H06 FA, 1.253%, (US0001M + 0.450%), 02/20/2061	588,104	0.1
70,124		Ginnie Mae Series 2011-H07 FA, 1.303%, (US0001M + 0.500%), 02/20/2061	69,653	0.0
136,017		Ginnie Mae Series 2011-H08 FD, 1.303%, (US0001M + 0.500%), 02/20/2061	134,998	0.0
485,959		Ginnie Mae Series 2011-H08 FG, 1.283%, (US0001M + 0.480%), 03/20/2061	482,097	0.1
728,932		Ginnie Mae Series 2011-H09 AF, 1.303%, (US0001M + 0.500%), 03/20/2061	724,069	0.2
54,620		Ginnie Mae Series 2011-H11 FB, 1.303%, (US0001M + 0.500%), 04/20/2061	54,242	0.0
187,499		Ginnie Mae Series 2012-H18 NA, 1.323%, (US0001M + 0.520%), 08/20/2062	186,608	0.1
1,367,013		Ginnie Mae Series 2012-H23 SA, 1.333%, (US0001M + 0.530%), 10/20/2062	1,366,402	0.3
1,050,100		Ginnie Mae Series 2012-H23 WA, 1.323%, (US0001M + 0.520%), 10/20/2062	1,043,249	0.3
379,299		Ginnie Mae Series 2014-3 EP, 2.750%, 02/16/2043	368,611	0.1
250,330	(3)	Ginnie Mae Series 2014-53 JM, 7.018%, 04/20/2039	271,491	0.1
3,999,192		Ginnie Mae Series 2016-H16 FE, 0.627%, (US0012M + 0.380%), 06/20/2066	3,943,350	0.9
1,429,673		Ginnie Mae Series 2017-H06 FE, 1.353%, (US0001M + 0.550%), 02/20/2067	1,418,285	0.3
812,872		Ginnie Mae Series 2017-H07 FG, 1.263%, (US0001M + 0.460%), 02/20/2067	806,450	0.2

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
150,000	(1)	Mello Warehouse Securitization Trust 2020-2 A, 2.424%, (US0001M + 0.800%), 11/25/2053	$149,143	0.0

	Total Collateralized Mortgage Obligations
	(Cost $27,449,468)		27,003,337	6.3

U.S. TREASURY OBLIGATIONS: 20.7%
		U.S. Treasury Notes: 20.7%
49,796,000	(2)	0.125%,05/31/2023	48,564,961	11.4
5,290,000	(2)	2.500%,05/31/2024	5,242,679	1.2
525,000	(2)	2.625%,05/31/2027	515,136	0.1
17,871,000		2.875%,06/15/2025	17,801,191	4.2
13,803,000		3.000%,06/30/2024	13,811,088	3.3
2,102,000		3.250%,06/30/2027	2,122,692	0.5

	Total U.S. Treasury Obligations
	(Cost $88,213,701)		88,057,747	20.7

COMMERCIAL MORTGAGE-BACKED SECURITIES: 10.2%
604,500	(1)	AREIT 2019-CRE3 C Trust, 3.348%, (TSFR1M + 2.014%), 09/14/2036	584,776	0.1
5,000,000	(1)	Atrium Hotel Portfolio Trust 2018-ATRM D, 3.624%, (US0001M + 2.300%), 06/15/2035	4,687,980	1.1
4,000,000	(1)	BBCMS Trust 2021-AGW E, 4.474%, (US0001M + 3.150%), 06/15/2036	3,773,443	0.9
1,000,000	(1)	BDS 2018-FL8 E, 3.862%, (US0001M + 2.250%), 01/18/2036	906,803	0.2
2,917,000	(1)	BHMS 2018-ATLS C, 3.224%, (US0001M + 1.900%), 07/15/2035	2,765,322	0.7
360,000	(1)	CGDB Commercial Mortgage Trust 2019-MOB F, 3.874%, (US0001M + 2.550%), 11/15/2036	343,501	0.1
2,000,000	(1),(3)	COMM 2013-CCRE11 C Mortgage Trust, 5.284%, 08/10/2050	1,979,313	0.5
120,000	(1),(3)	COMM 2013-CR10 E Mortgage Trust, 5.063%, 08/10/2046	112,593	0.0
380,000	(1),(3)	COMM 2013-SFS A2 Mortgage Trust, 3.086%, 04/12/2035	374,423	0.1
800,000	(1)	CSWF 2021-SOP2 D, 3.641%, (US0001M + 2.317%), 06/15/2034	751,866	0.2
2,200,000	(1),(4)	FREMF 2019-KG01 C Mortgage Trust, 0.000%, 05/25/2029	1,285,586	0.3
548,000	(1)	GAM Re-REMIC Trust 2021-FRR1 1B, 0.890%, 11/29/2050	425,912	0.1
710,000	(1)	GAM Re-REMIC Trust 2021-FRR1 2B, 1.190%, 11/29/2050	506,436	0.1
8,884		Ginnie Mae 2015-183 AC, 2.350%, 07/16/2056	8,853	0.0
2,179	(3)	Ginnie Mae 2015-21 AF, 2.450%, 07/16/2048	2,157	0.0
20,363		Ginnie Mae 2016-110 AB, 2.000%, 05/16/2049	20,101	0.0
79,727		Ginnie Mae 2017-100 AB, 2.300%, 04/16/2052	78,054	0.0
44,181		Ginnie Mae 2017-51 AB, 2.350%, 04/16/2057	43,311	0.0
13,043		Ginnie Mae 2017-69 AB, 2.350%, 05/16/2053	12,843	0.0
32,325		Ginnie Mae 2017-70 A, 2.500%, 10/16/2057	31,686	0.0
93,165		Ginnie Mae 2017-86 AB, 2.300%, 11/16/2051	91,412	0.0
96,424		Ginnie Mae 2017-89 A, 2.500%, 08/16/2057	94,852	0.0
11,830		Ginnie Mae 2018-41 A, 2.400%, 09/16/2058	11,751	0.0
330,000	(1)	GS Mortgage Securities Corp. Trust 2017-GPTX B, 3.104%, 05/10/2034	329,299	0.1
1,039,000	(1),(3)	GS Mortgage Securities Corp. Trust 2017-SLP E, 4.744%, 10/10/2032	1,011,186	0.2
1,070,000	(1)	GS Mortgage Securities Corp. Trust 2019-70P C, 2.824%, (US0001M + 1.500%), 10/15/2036	1,010,323	0.2
190,000	(1)	GSCG Trust 2019-600C A, 2.936%, 09/06/2034	180,710	0.0
330,000	(1)	Houston Galleria Mall Trust 2015-HGLR A1A2, 3.087%, 03/05/2037	313,707	0.1
262,877	(1)	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-HSBC A, 3.093%, 07/05/2032	262,763	0.1
19,335		JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8 A3, 2.829%, 10/15/2045	19,314	0.0
210,000	(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 C, 4.235%, 12/15/2047	206,075	0.0
900,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 E, 3.986%, 01/15/2046	842,913	0.2
360,000	(1)	JP Morgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX, 4.950%, 07/05/2033	355,027	0.1

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
100,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP E, 3.990%, 12/05/2038	$77,020	0.0
1,100,000	(1),(3)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.358%, 11/15/2045	1,069,749	0.3
1,000,000	(1),(3)	JPMBB Commercial Mortgage Securities Trust 2013-C17 E, 3.867%, 01/15/2047	829,642	0.2
820,000	(3)	JPMBB Commercial Mortgage Securities Trust 2014-C19 C, 4.806%, 04/15/2047	791,075	0.2
900,000	(1),(3)	JPMBB Commercial Mortgage Securities Trust 2014-C19 D, 4.806%, 04/15/2047	841,248	0.2
430,000	(1)	JPMBB Commercial Mortgage Securities Trust 2014-C24 A4A2, 3.373%, 11/15/2047	420,582	0.1
1,000,000	(1),(3)	LSTAR Commercial Mortgage Trust 2016-4 F, 4.739%, 03/10/2049	739,886	0.2
2,300,000	(1),(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 E, 4.737%, 11/15/2045	2,232,723	0.5
400,000	(1),(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 E, 4.144%, 12/15/2048	379,327	0.1
290,000	(1)	Morgan Stanley Capital I Trust 2011-C1 J, 4.193%, 09/15/2047	312,886	0.1
174,774		Morgan Stanley Capital I Trust 2017-H1 A2, 3.089%, 06/15/2050	171,203	0.0
910,000		Morgan Stanley Capital I Trust 2019-H6 A2, 3.228%, 06/15/2052	887,073	0.2
700,337	(1)	Ready Capital Mortgage Financing 2020-FL4 A LLC, 3.774%, (US0001M + 2.150%), 02/25/2035	695,955	0.2
2,000,000	(1)	SMRT 2022-MINI F, 4.629%, (TSFR1M + 3.350%), 01/15/2039	1,855,582	0.4
1,200,000	(1)	STWD 2021-LIH D Mortgage Trust, 3.629%, (US0001M + 2.305%), 11/15/2036	1,131,336	0.3
11,317		UBS Commercial Mortgage Trust 2018-C8 A2, 3.713%, 02/15/2051	11,300	0.0
5,000,000	(1),(3)	UBS-Barclays Commercial Mortgage Trust 2013-C6 C, 4.163%, 04/10/2046	4,829,798	1.1
400,519	(1)	VMC Finance 2019-FL3 A LLC, 2.623%, (US0001M + 1.100%), 09/15/2036	392,594	0.1
1,642,500	(1),(3)	Wells Fargo Commercial Mortgage Trust 2015-C30 D, 4.648%, 09/15/2058	1,493,069	0.4
531,693	(1)	West Town Mall Trust 2017-KNOX A, 3.823%, 07/05/2030	531,389	0.1
500,000	(3)	WFRBS Commercial Mortgage Trust 2014-C21 C, 4.234%, 08/15/2047	472,757	0.1

	Total Commercial Mortgage-Backed Securities
	(Cost $45,837,926)		43,590,485	10.2

ASSET-BACKED SECURITIES: 19.3%
		Automobile Asset-Backed Securities: 4.2%
100,000		Ally Auto Receivables Trust 2019-1 A4, 3.020%, 04/15/2024	100,144	0.0
41,024		Americredit Automobile Receivables Trust 2019-1 B, 3.130%, 02/18/2025	41,039	0.0
367,227		AmeriCredit Automobile Receivables Trust 2019-3 B, 2.130%, 07/18/2025	366,786	0.1
135,724		AmeriCredit Automobile Receivables Trust 2020-1 A3, 1.110%, 08/19/2024	135,575	0.0
400,000		AmeriCredit Automobile Receivables Trust 2020-1 C, 1.590%, 10/20/2025	386,928	0.1
400,000		AmeriCredit Automobile Receivables Trust 2020-2 B, 0.970%, 02/18/2026	391,531	0.1
700,000		AmeriCredit Automobile Receivables Trust 2021-3 B, 1.170%, 08/18/2027	652,564	0.2
192,369		BMW Vehicle Owner Trust 2020-A A3, 0.480%, 10/25/2024	189,770	0.0
100,000		Carmax Auto Owner Trust 2019-2 A4, 2.770%, 12/16/2024	99,707	0.0
150,000		CarMax Auto Owner Trust 2021-2 B, 1.030%, 12/15/2026	138,215	0.0
300,000		CarMax Auto Owner Trust 2022-1 B, 1.950%, 09/15/2027	279,156	0.1
700,000		Carvana Auto Receivables Trust 2022-P1 A3, 3.350%, 02/10/2027	687,928	0.2
650,000		Drive Auto Receivables Trust 2021-1 B, 0.650%, 07/15/2025	647,153	0.2

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Automobile Asset-Backed Securities: (continued)
2,750,000		Drive Auto Receivables Trust 2021-2 B, 0.580%, 12/15/2025	$2,688,466	0.6
1,500,000		Exeter Automobile Receivables Trust 2021-3A B, 0.690%, 01/15/2026	1,467,611	0.3
1,600,000		Exeter Automobile Receivables Trust 2021-4 A3, 0.680%, 07/15/2025	1,580,495	0.4
900,000		Ford Credit Auto Owner Trust 2022-A B, 1.910%, 07/15/2027	838,408	0.2
300,000		GM Financial Automobile Leasing Trust 2019-4 A4, 1.760%, 01/16/2025	295,798	0.1
164,265		GM Financial Automobile Leasing Trust 2020-2 A3, 0.800%, 07/20/2023	164,006	0.0
295,672		Honda Auto Receivables 2020-2 A3 Owner Trust, 0.820%, 07/15/2024	292,258	0.1
1,050,000		Hyundai Auto Receivables Trust 2021-C B, 1.490%, 12/15/2027	960,305	0.2
494,928	(1)	JPMorgan Chase Bank NA - CACLN 2021-3 B, 0.760%, 02/26/2029	478,455	0.1
76,109		Mercedes-Benz Auto Receivables Trust 2018-1 A4, 3.150%, 10/15/2024	76,166	0.0
297,665		Nissan Auto Receivables 2018-C A4 Owner Trust, 3.270%, 06/16/2025	298,176	0.1
1,350,000	(1)	Oscar US Funding XIII LLC 2021-2A A3, 0.860%, 09/10/2025	1,285,833	0.3
49,518		Santander Drive Auto Receivables Trust 2020-3 B, 0.690%, 03/17/2025	49,477	0.0
350,000		Santander Drive Auto Receivables Trust 2021-2 B, 0.590%, 09/15/2025	345,019	0.1
2,700,000		Santander Drive Auto Receivables Trust 2021-3 B, 0.600%, 12/15/2025	2,655,698	0.6
350,000		Toyota Auto Receivables 2019-C A4 Owner Trust, 1.880%, 11/15/2024	345,984	0.1
			17,938,651	4.2

		Credit Card Asset-Backed Securities: 0.2%
800,000	(1)	CARDS II Trust 2021-1A A, 0.602%, 04/15/2027	761,108	0.2

		Other Asset-Backed Securities: 14.0%
2,750,000	(1)	AIG CLO 2021-2A A Ltd., 2.233%, (US0003M + 1.170%), 07/20/2034	2,663,713	0.6
600,000	(1)	Allegany Park CLO Ltd. 2019-1A AR, 2.151%, (TSFR3M + 1.300%), 01/20/2035	578,996	0.1
2,700,000	(1)	Apidos CLO XXXII 2019-32A A1, 2.383%, (US0003M + 1.320%), 01/20/2033	2,646,937	0.6
400,000	(1)	ARES XLVI CLO Ltd. 2017-46A A2, 2.274%, (US0003M + 1.230%), 01/15/2030	386,593	0.1
250,000	(1)	Babson CLO Ltd. 2017-1A A2, 2.394%, (US0003M + 1.350%), 07/18/2029	243,590	0.1
1,900,000	(1)	Ballyrock CLO 17 Ltd. 2021-17A A1B, 2.463%, (US0003M + 1.400%), 10/20/2034	1,803,653	0.4
500,000	(1)	Barings Clo Ltd. 2019-4A A1, 2.374%, (US0003M + 1.330%), 01/15/2033	489,750	0.1
2,900,000	(1)	BDS 2021-FL10 E Ltd., 4.962%, (US0001M + 3.350%), 12/16/2036	2,635,454	0.6
2,000,000	(1)	Benefit Street Partners CLO XX Ltd. 2020-20A AR, 2.214%, (US0003M + 1.170%), 07/15/2034	1,937,038	0.4
2,500,000	(1)	BlueMountain CLO XXXII Ltd. 2021-32A A, 2.214%, (US0003M + 1.170%), 10/15/2034	2,418,537	0.6
4,000,000	(1)	BRSP 2021-FL1 B Ltd., 3.512%, (US0001M + 1.900%), 08/19/2038	3,810,372	0.9
450,000	(1)	Carlyle US Clo 2017-2A CR Ltd., 2.463%, (US0003M + 1.400%), 07/20/2031	431,255	0.1
500,000	(1)	Carlyle US CLO 2020-2A A1R Ltd., 2.324%, (US0003M + 1.140%), 01/25/2035	481,762	0.1
800,000	(1)	Carlyle US Clo 2021-4A A2 Ltd., 2.463%, (US0003M + 1.400%), 04/20/2034	766,722	0.2
500,000	(1)	Cedar Funding IV CLO Ltd.2014-4A ARR, 2.344%, (US0003M + 1.160%), 07/23/2034	482,791	0.1
600,000	(1)	Cifc Funding 2014-4R A1AR Ltd., 2.214%, (US0003M + 1.170%), 01/17/2035	581,393	0.1
250,000	(1)	CIFC Funding 2015-IA ARR Ltd., 2.246%, (US0003M + 1.110%), 01/22/2031	245,514	0.1

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
600,000	(1)	CIFC Funding 2019-6A A1 Ltd., 2.374%, (US0003M + 1.330%), 01/16/2033	$588,746	0.1
250,000	(1)	CIFC Funding 2019-6A A2 Ltd., 2.794%, (US0003M + 1.750%), 01/16/2033	244,511	0.1
500,000	(1)	CIFC Funding 2020-2A AR Ltd., 2.233%, (US0003M + 1.170%), 10/20/2034	485,683	0.1
2,750,000	(1)	CIFC Funding 2020-IA A1R Ltd., 2.194%, (US0003M + 1.150%), 07/15/2036	2,671,344	0.6
2,650,000		CNH Equipment Trust 2021-B A3, 0.440%, 08/17/2026	2,524,355	0.6
650,000		CNH Equipment Trust 2021-C A3, 0.810%, 12/15/2026	615,131	0.1
250,000	(1)	Deer Creek Clo Ltd. 2017-1A A, 2.243%, (US0003M + 1.180%), 10/20/2030	246,209	0.1
360,000	(1)	Dryden XXVIII Senior Loan Fund 2013-28A A1LR, 2.611%, (US0003M + 1.200%), 08/15/2030	356,473	0.1
250,000	(1)	Eaton Vance Clo 2015-1A A2R Ltd., 2.313%, (US0003M + 1.250%), 01/20/2030	241,131	0.1
335,773	(1)	Elevation CLO 2014-2A A1R Ltd., 2.274%, (US0003M + 1.230%), 10/15/2029	331,829	0.1
250,000	(1)	Elmwood CLO IX Ltd. 2021-2A A, 2.193%, (US0003M + 1.130%), 07/20/2034	242,413	0.1
2,500,000		John Deere Owner Trust 2021-B A3, 0.520%, 03/16/2026	2,373,264	0.6
450,000		John Deere Owner Trust 2022-A A4, 2.490%, 01/16/2029	434,107	0.1
750,000	(1)	Kayne CLO 6 Ltd. 2019-6A A1, 2.443%, (US0003M + 1.380%), 01/20/2033	737,117	0.2
500,000	(1)	Kayne CLO 7 Ltd. 2020-7A A1, 2.244%, (US0003M + 1.200%), 04/17/2033	487,221	0.1
2,600,000	(1)	Kubota Credit Owner Trust 2021-2A A3, 0.560%, 11/17/2025	2,444,919	0.6
23,946	(1)	LoanCore 2019-CRE2 A Issuer Ltd., 2.454%, (US0001M + 1.130%), 05/15/2036	23,648	0.0
2,750,000	(1)	Magnetite XXVI Ltd. 2020-26A A2R, 2.584%, (US0003M + 1.400%), 07/25/2034	2,630,917	0.6
500,000	(1)	Marble Point CLO XIV Ltd. 2018-2A A1R, 2.343%, (US0003M + 1.280%), 01/20/2032	488,477	0.1
600,000	(1)	Marlette Funding Trust 2021-1A B, 1.000%, 06/16/2031	588,117	0.1
1,575,000	(1)	MF1 Multifamily Housing Mortgage Loan Trust 2021-FL6 C, 3.373%, (US0001M + 1.850%), 07/16/2036	1,505,808	0.3
340,000	(1)	Neuberger Berman Loan Advisers CLO 35 Ltd. 2019-35A A1, 2.384%, (US0003M + 1.340%), 01/19/2033	333,133	0.1
400,000	(1)	Oaktree CLO Ltd. 2021-1A A1, 2.204%, (US0003M + 1.160%), 07/15/2034	387,091	0.1
1,550,000	(1)	OCP CLO 2020-19A AR Ltd., 2.213%, (US0003M + 1.150%), 10/20/2034	1,498,489	0.3
400,000	(1)	OCP CLO 2021-22A A Ltd., 2.243%, (US0003M + 1.180%), 12/02/2034	388,339	0.1
250,000	(1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 2.394%, (US0003M + 1.350%), 07/19/2030	241,880	0.1
600,000	(1)	Octagon Loan Funding Ltd. 2014-1A ARR, 2.635%, (US0003M + 1.180%), 11/18/2031	588,017	0.1
3,700,000	(1)	OHA Credit Partners XIII Ltd. 2016-13A AR, 2.268%, (US0003M + 1.170%), 10/25/2034	3,577,404	0.8
3,000,000	(1)	OHA Credit Partners XVI 2021-16A A, 2.194%, (US0003M + 1.150%), 10/18/2034	2,910,372	0.7
500,000	(1)	OHA Loan Funding 2015-1A AR3 Ltd., 2.194%, (US0003M + 1.150%), 01/19/2037	484,483	0.1
500,000	(1)	Palmer Square CLO 2015-2A A1R2 Ltd., 2.163%, (US0003M + 1.100%), 07/20/2030	493,285	0.1
1,650,000	(1)	Palmer Square CLO 2019-1A A1R Ltd., 2.561%, (US0003M + 1.150%), 11/14/2034	1,600,134	0.4
350,000	(1)	PFS Financing Corp. 2021-B A, 0.770%, 08/15/2026	324,866	0.1

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
410,000	(1)	Sound Point CLO XXV Ltd. 2019-4A A1R, 2.229%, (TSFR3M + 1.280%), 04/25/2033	$394,047	0.1
500,000	(1)	THL Credit Wind River 2019-1A AR CLO Ltd., 2.223%, (US0003M + 1.160%), 07/20/2034	484,461	0.1
1,650,000	(1)	Trafigura Securitisation Finance PLC 2021-1A A2, 1.080%, 01/15/2025	1,561,192	0.4
300,000	(1)	Wellman Park CLO Ltd. 2021-1A A, 2.144%, (US0003M + 1.100%), 07/15/2034	290,820	0.1
1,250,000	(1)	Wind River 2022-1A A CLO Ltd., 2.775%, (TSFR3M + 1.530%), 07/20/2035	1,218,298	0.3
			59,641,801	14.0

		Student Loan Asset-Backed Securities: 0.9%
11,173	(1)	DRB Prime Student Loan Trust 2017-A A2B, 2.850%, 05/27/2042	11,174	0.0
50,390	(1)	Laurel Road Prime Student Loan Trust 2018-B A2FX, 3.540%, 05/26/2043	50,434	0.0
300,000	(1)	Navient Private Education Loan Trust 2014-AA A3, 2.924%, (US0001M + 1.600%), 10/15/2031	296,165	0.1
236,267	(1)	Navient Private Education Refi Loan Trust 2019-FA A2, 2.600%, 08/15/2068	225,257	0.1
73,484	(1)	Navient Private Education Refi Loan Trust 2020-GA A, 1.170%, 09/16/2069	68,952	0.0
128,273	(1)	Navient Private Education Refi Loan Trust 2021-A A, 0.840%, 05/15/2069	117,506	0.0
1,809,312	(1)	Navient Private Education Refi Loan Trust 2021-EA A, 0.970%, 12/16/2069	1,624,389	0.4
425,174	(1)	Navient Private Education Refi Loan Trust 2021-F A, 1.110%, 02/18/2070	372,834	0.1
543,815	(1)	Sofi Professional Loan Program 2018-A A2B LLC, 2.950%, 02/25/2042	535,972	0.1
496,720	(1)	SoFi Professional Loan Program 2021-B AFX Trust, 1.140%, 02/15/2047	448,194	0.1
			3,750,877	0.9

	Total Asset-Backed Securities
	(Cost $85,316,209)		82,092,437	19.3

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.1%
		Federal Home Loan Mortgage Corporation: 0.1%(5)
12,158		5.500%,01/01/2037	12,660	0.0
18,505		5.500%,08/01/2038	19,271	0.0
6,308		5.500%,10/01/2038	6,569	0.0
3,218		5.500%,10/01/2038	3,351	0.0
139,736		5.500%,11/01/2038	150,332	0.1
99,949		5.500%,02/01/2039	104,093	0.0
			296,276	0.1

		Uniform Mortgage-Backed Securities: 0.0%
17,993		5.000%,03/01/2027	18,491	0.0
69,891		5.000%,07/01/2034	73,497	0.0
			91,988	0.0

	Total U.S. Government Agency Obligations
	(Cost $392,666)		388,264	0.1

	Total Long-Term Investments
	(Cost $430,489,859)		414,200,493	97.3

SHORT-TERM INVESTMENTS: 2.6%
		Commercial Paper: 0.0%
152,000	(6)	Liberty Street Funding LLC, 1.550%, 07/01/2022
		(Cost $151,993)	151,993	0.0

		Repurchase Agreements: 1.2%
1,366,475	(6)	Bank of America Inc., Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $1,366,533, collateralized by various U.S. Government Agency Obligations, 1.000%-8.500%, Market Value plus accrued interest $1,393,805, due 01/20/24-06/20/52)	1,366,475	0.3

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
1,135,414	(6)	Bank of Montreal, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $1,135,462, collateralized by various U.S. Government Agency Obligations, 1.998%-5.500%, Market Value plus accrued interest $1,158,122, due 05/01/35-05/20/72)	$1,135,414	0.3
1,366,475	(6)	Daiwa Capital Markets, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $1,366,533, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,393,804, due 07/31/22-07/01/52)	1,366,475	0.3
1,366,475	(6)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $1,366,533, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.875%, Market Value plus accrued interest $1,393,805, due 08/16/22-05/20/52)	1,366,475	0.3

	Total Repurchase Agreements
	(Cost $5,234,839)		5,234,839	1.2

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.4%
161,000	(6),(7)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.320%	161,000	0.1
161,000	(6),(7)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.380%	161,000	0.0
5,451,000	(6),(7)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.380%	5,451,000	1.3
	Total Mutual Funds
	(Cost $5,773,000)		5,773,000	1.4

	Total Short-Term Investments
	(Cost $11,159,832)		11,159,832	2.6

	Total Investments in Securities (Cost $441,649,691)		$425,360,325	99.9
	Assets in Excess of Other Liabilities		347,938	0.1
	Net Assets		$425,708,263	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of June 30, 2022.
(4)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(5)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of June 30, 2022.

Reference Rate Abbreviations:
SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR
US0012M	12-month LIBOR

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$173,068,223	$–	$173,068,223
Collateralized Mortgage Obligations	–	27,003,337	–	27,003,337
Asset-Backed Securities	–	82,092,437	–	82,092,437
Commercial Mortgage-Backed Securities	–	43,590,485	–	43,590,485
U.S. Government Agency Obligations	–	388,264	–	388,264
U.S. Treasury Obligations	–	88,057,747	–	88,057,747
Short-Term Investments	5,773,000	5,386,832	–	11,159,832
Total Investments, at fair value	$5,773,000	$419,587,325	$–	$425,360,325
Other Financial Instruments+
Futures	238,625	–	–	238,625
Total Assets	$6,011,625	$419,587,325	$–	$425,598,950
Liabilities Table
Other Financial Instruments+
Futures	$(887,509)	$–	$–	$(887,509)
Total Liabilities	$(887,509)	$–	$–	$(887,509)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2022, the following futures contracts were outstanding for Voya Short Term Bond Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	751	09/30/22	$157,721,735	$(887,509)
			$157,721,735	$(887,509)
Short Contracts:
U.S. Treasury 10-Year Note	(53)	09/21/22	(6,282,156)	3,374
U.S. Treasury 5-Year Note	(249)	09/30/22	(27,950,250)	235,251
			$(34,232,406)	$238,625

At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $440,574,406.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$460,423
Gross Unrealized Depreciation	(16,323,388)
Net Unrealized Depreciation	$(15,862,965)